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Annual Report

March 31, 2001

CMA Massachusetts
Municipal Money Fund

www.mlim.ml.com

TO OUR SHAREHOLDERS:

For the year ended March 31, 2001, CMA Massachusetts Municipal Money Fund paid shareholders a net annualized yield of 3.34%.* As of March 31, 2001, the Fund's 7-day yield was 2.89%.

Economic Environment

During the six-month period ended March 31, 2001, the commonwealth of Massachusetts, which has led the Northeast in economic growth for an extended period of time, began to show signs of slowing. A decline in stock values, especially in the high-tech sector of NASDAQ, curtailed the growth of many computer-related companies looking for sources of capital to expand their businesses. The reduction in the stock market also affected financial institutions that tightened their lending practices as their portfolio base declined. Waning consumer confidence also impacted the retail sector as spending for durable goods slowed. Employment growth, which has allowed seasonally adjusted unemployment levels to decline to historically low levels, slowed from an average of 2.2% over the previous five years to 1.8% during the last year. This employment growth came largely from the construction industry, which remained positive for the period.

Despite a slowing in economic growth, the commonwealth continued to report strong revenue streams through the six-month period ended March 31, 2001. Total revenue collections for the first nine months of fiscal year 2001 amounted to $11.9 billion or 7.8% above the comparable nine-month period last year. These positive revenue streams did not deter the commonwealth from recently issuing $400 million in tax-exempt commercial paper to temporarily finance daily operations. In December, the commonwealth issued $276 million in new variable rate demand note securities to finance operations associated with the Ted Williams tunnel project. The various Massachusetts municipalities also began to experience the effects of slowing economic growth as municipal issuance slightly increased to $1.14 billion for the period.

Investment Strategy

For the six-month period ended March 31, 2001, we followed a neutral investment strategy. During the first three months of the period, economic statistics were beginning to indicate that the economy might be slowing, while the NASDAQ continued to decline. Investors also began to anticipate that a reduction in short-term interest rates might be necessary in the first quarter of 2001. At the same time, we were selectively purchasing attractively priced local municipal notes and locking in higher yields, while reducing the Fund's exposure to volatile variable rate demand notes (VRDN) securities. This strategy allowed us to increase the Fund's average life from the 55-day to the 65-day range by the end of December.

Despite reducing the Fund's ability to take advantage of the anticipated rise in VRDN yields at year end, the Fund was well-positioned to maintain a more stable yield and able to perform better in the first quarter of 2001. As January began, a combination of anticipated seasonal factors and a surprise

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

50 basis point (0.50%) reduction in the Federal Funds rate by the Federal Reserve Board on January 3, 2001 allowed yields on VRDN securities to decline more than anticipated. In addition, local municipal note yields also declined from the 4.1%-4.2% range in December to the 2.7%-2.8% range in January 2001. As yields on local municipal notes declined, we reduced new local municipal note purchases except for diversification reasons. This change in strategy became necessary as the local note market became too expensive relative to its taxable counterparts. Despite the Federal Reserve Board's reduction of the Federal Funds rate by another 100 basis points at the next two Federal Open Market Committee meetings, local short-term municipal note yields increased and ended the period in the 3.1%-3.2% range. We allowed the average life of the Fund to decline and closed the period in the 45-day range.

Going forward, we plan to prepare for the coming tax season by increasing the Fund's percentage of VRDN securities that will be used to meet traditional tax-related redemptions. We will continue to monitor the economic situation as well as any further actions by the Federal Reserve Board to stimulate the economy and its effect on the short-term municipal market. We will also look for periods of market weakness to replenish maturing municipal notes, while seeking to increase the Fund's average life from the 55-day to the 65-day range. Finally, we expect to closely monitor credit quality, while attempting to keep an attractive tax-exempt yield for shareholders.

In Conclusion

We thank you for your support of CMA Massachusetts Municipal Money Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Vincent R. Giordano

Vincent R. Giordano
Senior Vice President


/s/ Kevin A. Schiatta

Kevin A. Schiatta
Vice President and Portfolio Manager

May 1, 2001

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001                      (IN THOUSANDS)

                        Face
State                  Amount                                           Issue                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts--        $ 6,350    Athol and Royalston, Massachusetts, Regional School District, GO, Refunding, BAN,
99.3%                             4% due 7/13/2001 .......................................................................   $ 6,353
                         1,700    Blue Hills, Massachusetts, Regional Vocational School District, GO, BAN,
                                  4% due 2/15/2002 .......................................................................     1,707
                         1,875    Boston, Massachusetts, Industrial Financing Authority, IDR (Acme Bookbinding Co.),
                                  AMT, VRDN, 3.30% due 9/01/2006 (a) .....................................................     1,875
                         5,000    Boston, Massachusetts, Water and Sewer Commission Revenue Bonds, FLOATS,
                                  Series SG-75, VRDN, 3.37% due 11/01/2019 (a) ...........................................     5,000
                                  Clipper Tax-Exempt Trust, VRDN (a):
                         6,905        Series 1998-8, 3.55% due 7/20/2007 .................................................     6,905
                         7,000        Series 2001-4, 3.50% due 11/28/2007 ................................................     7,000
                                  Eagle Tax-Exempt Trust, Massachusetts, GO, VRDN (a):
                         9,600        Series 97C-2102, 3.45% due 2/01/2011 ...............................................     9,600
                        11,400        Series 97C-2103, 3.45% due 2/01/2006 ...............................................    11,400
                         5,630    Eagle Tax-Exempt Trust, Massachusetts, Water Revenue Bonds, VRDN, Series 2103,
                                  3.45% due 12/01/2015 (a) ...............................................................     5,630
                         2,900    Freetown-Lakeville, Massachusetts, Regional School District, COP, BAN,
                                  4.75% due 9/28/2001 ....................................................................     2,905
                         6,000    Holliston, Massachusetts, GO, BAN, 4.75% due 8/24/2001 .................................     6,010
                        10,000    Lee, Massachusetts, GO, BAN, 4.75% due 10/17/2001 ......................................    10,020
                         3,750    Lowell, Massachusetts, Regional Transit Authority Revenue Bonds, RAN,
                                  4.75% due 8/10/2001 ....................................................................     3,752
                         9,000    Lynn, Massachusetts, GO, BAN, 4.75% due 10/26/2001 .....................................     9,020
                         2,500    Lynn, Massachusetts, RAN, 4.50% due 6/29/2001 ..........................................     2,507
                         4,200    Marlborough, Massachusetts, GO, BAN, 5% due 6/22/2001 ..................................     4,204
                         5,000    Marshfield, Massachusetts, GO, BAN, 5% due 6/20/2001 ...................................     5,008
                         3,000    Massachusetts Bay Transportation Authority, Revenue Refunding Bonds, FLOATS,
                                  Series 431, VRDN, 3.48% due 3/01/2019 (a) ..............................................     3,000
                         5,400    Massachusetts Municipal Wholesale Electric Company, Power Supply System
                                  Revenue Refunding Bonds, VRDN, Series C, 3.30% due 7/01/2019 (a)(b) ....................     5,400
                         3,900    Massachusetts State Development Finance Agency, Environmental Improvement
                                  Revenue Bonds (The Mead Corporation Project), VRDN, AMT, Series A,
                                  3.50% due 11/01/2033 (a) ...............................................................     3,900
                                  Massachusetts State Development Finance Agency, IDR,VRDN, AMT (a):
                         4,000        (Cell Signaling Technology), 3.50% due 12/01/2010 ..................................     4,000
                         2,500        (Seafood Services Inc. Project), Series A, 3.50% due 12/01/2023 ....................     2,500
                         1,555        (Ward Hill Central Products Inc.), 3.75% due 8/01/2016 .............................     1,555
                                  Massachusetts State Development Finance Agency Revenue Bonds, VRDN (a):
                         8,155        (Community Development Inc.), Series A, 3.40% due 10/01/2025 .......................     8,155
                         4,000        (Meadowbrook School Issue), 3.35% due 8/01/2030 ....................................     4,000
                         3,500        (Worcester Academy Issue), 3.35% due 10/01/2030 ....................................     3,500
                         4,000        (Worcester YMCA Issue), 3.40% due 1/01/2031 ........................................     4,000

Portfolio Abbreviations for CMA Massachusetts Municipal Money Fund

AMT    Alternative Minimum Tax (subject to)
BAN    Bond Anticipation Notes
COP    Certificates of Participation
CP     Commercial Paper
FLOATS Floating Rate Securities
GO     General Obligation Bonds
IDR    Industrial Development Revenue Bonds
M/F    Multi-Family
PCR    Pollution Control Revenue Bonds
RAN    Revenue Anticipation Notes
VRDN   Variable Rate Demand Notes

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001 (CONTINUED)          (IN THOUSANDS)

                        Face
State                  Amount                                           Issue                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts                     Massachusetts State Development Finance Agency, Revenue Refunding Bonds,
(continued)                       VRDN (a):
                       $ 5,000        (Boston Renaissance Charter), 3.50% due 7/01/2024 ..................................   $ 5,000
                         7,055        (Clark University), 3.30% due 10/01/2030 (f) .......................................     7,055
                         4,000        (Marine Biological Lab), 3.35% due 2/01/2030 .......................................     4,000
                         3,500    Massachusetts State Development Finance Agency, Solid Waste Disposal Revenue
                                  Bonds (Newark Group Project), VRDN, AMT, Series A, 3.55% due 7/01/2031 (a) .............     3,500
                         3,255    Massachusetts State, FLOATS, Series SG-126, VRDN, 3.37% due 8/01/2018 (a) ..............     3,255
                                  Massachusetts State, GO (Central Artery), VRDN (a):
                        41,100        Series A, 3.55% due 12/01/2030 .....................................................    41,100
                        17,400        Series B, 3.55% due 12/01/2030 .....................................................    17,400
                         6,000    Massachusetts State, GO, Refunding, VRDN, Series B, 3.30% due 9/01/2016 (a) ............     6,000
                                  Massachusetts State Health and Educational Facilities Authority Revenue Bonds,
                                  VRDN (a):
                        20,315        (Capital Asset Program), Series E, 3.55% due 1/01/2035 .............................    20,315
                        15,300        (Partners Healthcare System), Series P-1, 3.30% due 7/01/2027 (c) ..................    15,300
                         8,500    Massachusetts State Health and Educational Facilities Authority, Revenue
                                  Refunding Bonds (Boston University), VRDN, Series H, 3.45% due 12/01/2029 (a) ..........     8,500
                                  Massachusetts State Industrial Finance Agency, (New England Power
                                  Company Project), CP:
                         7,800        3.40% due 4/09/2001 ................................................................     7,800
                        12,600        3.50% due 4/09/2001 ................................................................    12,600
                         6,300    Massachusetts State Industrial Finance Agency, Health Care Facility Revenue
                                  Bonds (Beverly Enterprises), VRDN, 3.65% due 4/01/2009 (a) .............................     6,300
                         4,000    Massachusetts State Industrial Finance Agency (Holyoke Water & Power
                                  Company Project), PCR, VRDN, AMT, 3.25% due 12/01/2020 (a) .............................     4,000
                                  Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds,
                                  VRDN, AMT (a):
                         2,850        (AFC Cable Systems Inc. Issue), 3.60% due 7/01/2016 ................................     2,850
                         1,900        (America Tech), 3.50% due 8/01/2022 ................................................     1,900
                         2,000        (BBB Esquire LLC), 3.50% due 12/01/2016 ............................................     2,000
                         3,400        (Bodwell Project), 3.55% due 7/01/2017 .............................................     3,400
                         4,600        (Constitution Project), 3.55% due 6/01/2018 ........................................     4,600
                         2,500        (Foilmark Manufacturing), Series A, 3.60% due 6/01/2010 ............................     2,500
                         2,255        (Garlock Printing Corp.), 3.60% due 12/01/2017 .....................................     2,255
                         3,360        (Gem Group Inc. Issue), 3.60% due 7/01/2016 ........................................     3,360
                         3,200        (Hazen Paper Company), 3.60% due 3/01/2008 .........................................     3,200
                         2,920        (Insco Corporation Issue), 3.60% due 9/01/2008 .....................................     2,920
                         2,395        (James F. & Judith Matthews), 3.70% due 9/01/2013 ..................................     2,395
                         2,660        (Lavigne), 3.60% due 8/01/2008 .....................................................     2,660
                         1,630        (Matco Electric Group Inc.), 3.70% due 7/01/2004 ...................................     1,630
                         2,550        (Mercer Paper Tube Corp.), 3.70% due 11/01/2011 ....................................     2,550
                         2,100        (OCT Co. Inc. Project), 3.55% due 12/01/2017 .......................................     2,100
                         5,580        (Star Container Corp.), 3.60% due 2/01/2018 ........................................     5,580
                         2,400        (Sterling Realty Trust LLC Project), 3.55% due 12/01/2017 ..........................     2,400
                         2,200        (Tamasi Family Issue), 3.45% due 5/01/2013 .........................................     2,200
                           653        (Techprint/Techgraphics), 3.60% due 6/01/2017 ......................................       653
                         2,825        (Telcom USA Inc. Issue), 3.60% due 8/01/2016 .......................................     2,825
                         3,460        (Valkyrie Co. Inc.), 3.60% due 5/01/2013 ...........................................     3,460
                         2,125        (WBC Extrusion Products Issue), 3.80% due 4/01/2006 ................................     2,125
                         2,130        (William F. Rogers Issue), 3.60% due 11/01/2006 ....................................     2,130
                         2,590    Massachusetts State Industrial Finance Agency, Industrial Revenue Refunding
                                  Bonds (New England Biolabs), VRDN, AMT, 3.50% due 3/01/2016 (a) ........................     2,590

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2001 (CONCLUDED)          (IN THOUSANDS)

                        Face
State                  Amount                                           Issue                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts                     Massachusetts State Industrial Finance Agency Revenue Bonds, VRDN (a):
(concluded)            $ 2,500        (Gordon College Issue), 3.35% due 12/01/2027 .......................................  $  2,500
                         1,715        (Heritage at Dartmouth), AMT, 3.45% due 12/01/2028 .................................     1,715
                         1,643        (Lower Mills Association II L.P.), 3.40% due 12/01/2020 ............................     1,643
                         1,150        (Whitehead Institute Biomed Research), 3.20% due 7/01/2026 .........................     1,150
                                  Massachusetts State Industrial Finance Agency, Revenue Refunding Bonds,
                                  VRDN (a):
                         5,000        (Lightolier Inc. Project), 3.50% due 7/29/2010 .....................................     5,000
                         2,815        (Mount Ida College Issue), 3.35% due 12/01/2027 ....................................     2,815
                           890        (Easy Day Realty Trust Project), Series A, 3.35% due 7/01/2006 .....................       890
                        16,000        (Showa Womens Institute Inc.), 3.40% due 3/15/2004 .................................    16,000
                         2,685    Massachusetts State Industrial Finance Agency, Solid Waste Disposal Revenue
                                  Bonds (E.L. Harvey & Sons Inc.), VRDN, AMT, 3.60% due 6/01/2013 (a) ....................     2,685
                         6,000    Massachusetts State, M/F Housing Finance Revenue Refunding Bonds, VRDN,
                                  Series A, 3.40% due 12/01/2025 (a)(e) ..................................................     6,000
                         9,000    Massachusetts State Turnpike Authority, Metropolitan Highway System Revenue
                                  Bonds, FLOATS, Series SG-124, VRDN, 3.37% due 1/01/2029 (a) ............................     9,000
                        11,600    Massachusetts State Turnpike Authority, Metropolitan Highway System Revenue
                                  Refunding Bonds, FLOATS, Series 334, VRDN, 3.50% due 1/01/2037 (a)(b) ..................    11,600
                        10,000    Massachusetts State Water Resource Authority, CP, 2.95% due 4/02/2001 ..................    10,000
                                  Massachusetts State Water Resource Authority, Revenue Refunding Bonds,
                                  VRDN (a)(d):
                         7,000        Sub-Series B, 3.30% due 8/01/2037 ..................................................     7,000
                         4,000        Sub-Series D, 3.30% due 11/01/2026 .................................................     4,000
                         9,000    Millbury, Massachusetts, GO, BAN, 4.50% due 4/19/2001 ..................................     9,001
                         6,030    Nashoba, Massachusetts, Regional School District, GO, BAN,
                                  4.75% due 5/04/2001 ....................................................................     6,032
                         1,880    Needham, Massachusetts, GO, BAN, 3.90% due 6/28/2001 ...................................     1,881
                         7,250    New Bedford, Massachusetts, GO, BAN, 5.30% due 6/23/2001 ...............................     7,265
                         5,000    Northbridge, Massachusetts, GO, BAN, 3.75% due 2/21/2002 ...............................     5,022
                         5,500    Pioneer Valley, Massachusetts, Regional School District, BAN, 5% due 6/15/2001 .........     5,516
                         5,520    Saugus, Massachusetts, GO, BAN, 4.75% due 9/06/2001 ....................................     5,530
                         6,700    Whitman Hanson, Massachusetts, Regional School District, GO, Refunding, BAN,
                                  4.75% due 12/14/2001 ...................................................................     6,716
                         8,000    Winthrop, Massachusetts, GO, Refunding, BAN, 4.75% due 11/01/2001 ......................     8,018
                         3,000    Woods Hole, Martha's Vineyard and Nantucket, Massachusetts, SS Bonds, BAN,
                                  3.48% due 4/09/2001 ....................................................................     3,000
                                  Worcester, Massachusetts, GO, BAN:
                         5,870        3.50% due 8/30/2001 ................................................................     5,874
                         5,945        4.75% due 8/30/2001 ................................................................     5,955
                         4,500    Yarmouth, Massachusetts, GO, BAN, 4.625% due 6/20/2001 .................................     4,503
------------------------------------------------------------------------------------------------------------------------------------
                                  Total Investments (Cost--$521,625*)--99.3% .............................................   521,625

                                  Other Assets Less Liabilities--0.7% ....................................................     3,938
                                                                                                                            --------
                                  Net Assets--100.0% .....................................................................  $525,563
                                                                                                                            ========
====================================================================================================================================

(a) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 2001.
(b)   MBIA Insured.
(c)   FSA Insured.
(d)   FGIC Insured.
(e)   GNMA Collateralized.
(f)   AMBAC Insured.
  *   Cost for Federal income tax purposes.

See Notes to Financial Statements.

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 2001

Assets:
Investments, at value (identified cost--$521,625,316) .........                 $521,625,316
Cash ..........................................................                       51,278
Interest receivable ...........................................                    3,914,281
Prepaid registration fees and other assets ....................                      442,023
                                                                                ------------
Total assets ..................................................                  526,032,898
                                                                                ------------

Liabilities:
Payables:
  Investment adviser ..........................................  $    196,706
  Distributor .................................................       155,393
  Dividends to shareholders ...................................           199        352,298
                                                                 ------------
Accrued expenses and other liabilities ........................                      117,821
                                                                                ------------
Total liabilities .............................................                      470,119
                                                                                ------------
Net Assets ....................................................                 $525,562,779
                                                                                ============
Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited
number of shares authorized ...................................                 $ 52,556,207
Paid-in capital in excess of par ..............................                  473,005,767
Undistributed realized capital gains--net .....................                          805
                                                                                ------------
Net Assets--Equivalent to $1.00 per share based on 525,562,073
shares of beneficial interest outstanding .....................                 $525,562,779
                                                                                ============

See Notes to Financial Statements.

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 2001

Investment Income:
Interest and amortization of premium earned ...................                 $ 17,003,513

Expenses:
Investment advisory fees ......................................  $  2,133,020
Distribution fees .............................................       532,963
Accounting services ...........................................        78,554
Professional fees .............................................        58,103
Transfer agent fees ...........................................        56,438
Registration fees .............................................        51,177
Custodian fees ................................................        34,234
Printing and shareholder reports ..............................        20,604
Pricing fees ..................................................         7,587
Trustees' fees and expenses ...................................         2,260
Other .........................................................         6,643
                                                                 ============
Total expenses ................................................                    2,981,583
                                                                                ------------
Investment income--net ........................................                   14,021,930
Realized Gain on Investments--Net .............................                          805
                                                                                ------------
Net Increase in Net Assets Resulting from
Operations ....................................................                 $ 14,022,735
                                                                                ============


See Notes to Financial Statements.

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                            For the Year Ended March 31,
                                                         ----------------------------------
Increase (Decrease) in Net Assets:                            2001               2000
-------------------------------------------------------------------------------------------
Operations:
Investment income--net ...............................   $    14,021,930    $    10,142,968
Realized gain on investments--net ....................               805             21,902
                                                         ---------------    ---------------
Net increase in net assets resulting from
operations ...........................................        14,022,735         10,164,870
                                                         ---------------    ---------------
Dividends and Distributions to Shareholders:
Investment income--net ...............................       (14,021,930)       (10,142,968)
Realized gain on investments--net ....................                --            (21,164)
                                                         ---------------    ---------------
Net decrease in net assets resulting from dividends
and distributions to shareholders ....................       (14,021,930)       (10,164,132)
                                                         ---------------    ---------------
Beneficial Interest Transactions:
Net proceeds from sale of shares .....................     1,847,340,375      1,766,806,466
Value of shares issued to shareholders in reinvestment
of dividends and distributions .......................        14,042,942         10,142,868
                                                         ---------------    ---------------
                                                           1,861,383,317      1,776,949,334
Cost of shares redeemed ..............................    (1,745,521,171)    (1,698,687,477)
                                                         ---------------    ---------------
Net increase in net assets derived from beneficial
interest transactions ................................       115,862,146         78,261,857
                                                         ---------------    ---------------
Net Assets:
Total increase in net assets .........................       115,862,951         78,262,595
Beginning of year ....................................       409,699,828        331,437,233
                                                         ---------------    ---------------
End of year ..........................................   $   525,562,779    $   409,699,828
                                                         ===============    ===============

See Notes to Financial Statements.

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS

The following per share data and ratios have been derived
from information provided in the financial statements.                            For the Year Ended March 31,
                                                                  ------------------------------------------------------------
Increase (Decrease) in Net Asset Value:                             2001         2000         1999         1998         1997
------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of year ............................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                                  --------     --------     --------     --------     --------
Investment income--net ........................................        .03          .03          .03          .03          .03
Realized gain (loss) on investments--net ......................         --+          --+           --          --+          --+
                                                                  --------     --------     --------     --------     --------
Total from investment operations ..............................        .03          .03          .03          .03          .03
                                                                  --------     --------     --------     --------     --------
Less dividends and distributions:
  Investment income--net ......................................       (.03)        (.03)        (.03)        (.03)        (.03)
  Realized gain on investments--net ...........................         --           --+          --           --           --
                                                                  --------     --------     --------     --------     --------
Total dividends and distributions .............................       (.03)        (.03)        (.03)        (.03)        (.03)
                                                                  --------     --------     --------     --------     --------
Net asset value, end of year ..................................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                                  ========     ========     ========     ========     ========
Total Investment Return .......................................      3.34%        2.80%        2.77%        3.03%        2.84%
                                                                  ========     ========     ========     ========     ========
Ratios to Average Net Assets:
Expenses ......................................................       .70%         .70%         .72%         .72%         .76%
                                                                  ========     ========     ========     ========     ========
Investment income--net ........................................      3.28%        2.76%        2.72%        2.98%        2.78%
                                                                  ========     ========     ========     ========     ========
Supplemental Data:
Net assets, end of year (in thousands) ........................   $525,563     $409,700     $331,437     $268,929     $200,598
                                                                  ========     ========     ========     ========     ========

+     Amount is less than $.01 per share.

      See Notes to Financial Statements.

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

CMA Massachusetts Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the demand notice payment period. In the case of a floating rate instrument, the remaining maturity is the next coupon date on which the interest rate is to be adjusted.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

(f) Expenses--Certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each Fund included in the Trust.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: .50% of the first $500 million of average daily net assets; .425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .375% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of .125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial advisors and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services were provided to the Fund by FAM through December 31, 2000. Up to this date, the Fund reimbursed FAM $53,469 for these services. As of January 1, 2001, accounting services are provided to the Fund by State Street Bank and Trust Company ("State Street") pursuant to an agreement between State Street and the Fund. The Fund will pay the cost of these services. In addition, the Fund will reimburse FAM for the cost of certain additional accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Shares of Beneficial Interest:

The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders, CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust as of March 31, 2001, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust as of March 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
May 8, 2001

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
IMPORTANT TAX INFORMATION (UNAUDITED)

All of the net investment income distributions paid daily by CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust during its taxable year ended March 31, 2001 qualify as tax-exempt interest dividends for Federal income tax purposes.

Please retain this information for your records.

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES

Terry K. Glenn--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Roscoe S. Suddarth--Trustee
Richard R. West--Trustee
Edward D. Zinbarg--Trustee
Vincent R. Giordano--Senior Vice President
Edward J. Andrews--Vice President
Peter J. Hayes--Vice President
Kenneth A. Jacob--Vice President
Steven T. Lewis--Vice President
Darrin J. SanFillippo--Vice President
Kevin A. Schiatta--Vice President
Helen Marie Sheehan--Vice President
Donald C. Burke--Vice President and
  Treasurer
Phillip S. Gillespie--Secretary

--------------------------------------------------------------------------------
Arthur Zeikel, Trustee of CMA Massachusetts Municipal Money Fund, has recently retired. The Fund's Board of Trustees wishes Mr. Zeikel well in his retirement.
--------------------------------------------------------------------------------

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*

*     For inquiries regarding your CMA account, call (800) CMA-INFO [(800)
      262-4636].

[LOGO] Merrill Lynch Investment Managers
                                                               [GRAPHIC OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

CMA Massachusetts
Municipal Money Fund
Box 9011
Princeton, NJ
08543-9011

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